Leases - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Interest expense on lease liabilities	$ 1.2	$ 1.5
Expenses related to leases that are classified as short term	$ 2.0	$ 9.9